Stock-based Compensation - Summary Of Stock Options Activity Under The Plan (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of Options, Beginning Balance	28,889,524	18,395,130	8,370,552
Number of Options, Granted		13,158,430	12,199,200
Number of Options, Exercised	(185,000)	(871,668)	(1,011,873)
Number of Options, Forfeited		(425,001)	(1,158,528)
Number of Options, Expired		(1,367,367)	(4,221)
Number of Options, Ending Balance		28,889,524	18,395,130	8,370,552
Number of Options, Vested and exercisable		17,099,956
Number of Options, Vested and expected to vest		25,023,502
Weighted Average Exercise Price Per Share, Beginning Balance	$ 5.92	$ 3.78	$ 2.66
Weighted Average Exercise Price Per Share, Granted		8.41	4.36
Weighted Average Exercise Price Per Share, Exercised		2.65	2.61
Weighted Average Exercise Price Per Share, Forfeited		1.68	2.82
Weighted Average Exercise Price Per Share, Expired		4.64	2.81
Weighted Average Exercise Price Per Share, Ending Balance		5.92	$ 3.78	$ 2.66
Weighted Average Exercise Price Per Share, Vested and exercisable		5.26
Weighted Average Exercise Price Per Share, Vested and expected to vest		$ 6.22
Weighted Average Remaining Contractual Term (Years)		8 years 9 months 18 days	9 years 2 months 12 days	9 years 2 months 12 days
Weighted Average Remaining Contractual Term (Years) , Vested and exercisable		8 years 7 months 6 days
Weighted Average Remaining Contractual Term (Years) , Vested and expected to vest		8 years 10 months 24 days